COMMON STOCK TO BE ISSUED (Details) - Schedule of Common Stock to be Issued (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Stock to be Issued for Cash at $5.00 [Member]
COMMON STOCK TO BE ISSUED (Details) - Schedule of Common Stock to be Issued (Parentheticals) [Line Items]
Per share	$ 5.00	$ 5.00
Stock to be Issued for Cash at $10.00 [Member]
COMMON STOCK TO BE ISSUED (Details) - Schedule of Common Stock to be Issued (Parentheticals) [Line Items]
Per share	$ 10.00	$ 10.00